SIGNIFICANT ACCOUNTING POLICIES - Intangible Assets (Details) $ in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2018 ARS ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2018 ARS ($)	Dec. 31, 2017 ARS ($)	Dec. 31, 2016 ARS ($)
Significant accounting policies
Impairment losses			$ 0
Impairment of Intangible assets			$ 1,623
Incremental Costs from the Acquisition of Contracts
Significant accounting policies
Average period for amortization			2 years
3G/4G licenses
Significant accounting policies
Average period for amortization			180 months
PCS license (Argentina)
Significant accounting policies
Impairment losses			$ 0	$ 0	$ 0
Nucleo's licenses - PCS
Significant accounting policies
Extensions of license renewed	$ 64
Temporary extension period	60 months
Nucleo's licenses - 700 MHz-band spectrum
Significant accounting policies
Extensions of license renewed		$ 24
Temporary extension period		10 years
SRCE license
Significant accounting policies
Impairment losses			$ 0
Internet and data transmission license (Paraguay)
Significant accounting policies
Average period for amortization				60 months
Customer relationships
Significant accounting policies
Amortized over the estimated term			10 years
Brand Cablevision
Significant accounting policies
Amortized over the estimated term			50 years
Brand Flow
Significant accounting policies
Amortized over the estimated term			3 years
Brand Arnet
Significant accounting policies
Impairment of Intangible assets			$ 1,623
Other Exclusivity Rights, Rights of Use | Minimum
Significant accounting policies
Average period for amortization			5 years
Other Exclusivity Rights, Rights of Use | Maximum
Significant accounting policies
Average period for amortization			28 years
Personal | 3G/4G licenses
Significant accounting policies
Remaining useful life of frequencies			15 years
Argentina | Customer relationships
Significant accounting policies
Amortized over the estimated term			6 years
Paraguay | Customer relationships
Significant accounting policies
Amortized over the estimated term			5 years